DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS	3 Months Ended
Mar. 31, 2020
DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS
DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS

17. DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Deposit of interests from consumers and payable to financing partners	333,587	42,464	25,968
Less: current portion	(314,231)	(42,199)	(25,968)
Non-current portion	19,356	265	—

The Group facilitates loans extended by third-party financing partners to consumers through online platform. The third-party financing partners provide all the funds for the consumer loans, while the Group provides services to facilitate such financing transactions, including collection of interest deposits from the consumers at inception. The interest deposit approximates all the interest throughout the life of the loan. The balance represents the interest deposits from the consumers and subsequently payable to the financing partners. Since the three months ended June 30, 2018, the Group ceased the practice of collecting interest on behalf of the financing partners, and the down payments made by the consumers no longer include deposits of interest.

As part of the transaction with Golden Pacer, the legal title of deposit of interest from consumers and payable to financing partners related with XW bank was transferred to Golden Pacer in the three months ended December 31, 2019 (Note 3). Total amount was RMB45.7 million. The remaining balance as of March 31, 2020 represents the interest deposits payable to the remaining financing partners that were not part of the Golden Pacer transaction.